                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
BP Plc ADR                     COM              055622104      475     8952 SH       SOLE                                       8952
Bank of America Corp.          COM              060505104     6421    94400 SH       SOLE                                      94400
Barnes & Noble                 COM              067774109     7109   229400 SH       SOLE                                     229400
Bristol Myers                  COM              110122108      307     7572 SH       SOLE                                       7572
Burlington Northern Santa Fe   COM              12189T104     4328   143400 SH       SOLE                                     143400
CBRL Group                     COM              12489V106     6156   216225 SH       SOLE                                     216225
Canyon Resources Corp.         COM                              40    25000 SH       SOLE                                      25000
Chesapeake Corp                COM              165159104     5382   198250 SH       SOLE                                     198250
Eaton Corp.                    COM              278058102     4002    49425 SH       SOLE                                      49425
Electronic Data Systems        COM              285661104     5809   100175 SH       SOLE                                     100175
Emerson Electric               COM              291011104     5640    98275 SH       SOLE                                      98275
Exxon Mobil Corporation        COM              30231G102     1240    28290 SH       SOLE                                      28290
Gabelli Convertible Securities COM              36240B109      301    27600 SH       SOLE                                      27600
General Electric               COM              369604103      478    12759 SH       SOLE                                      12759
IBM Corporation                COM              459200101      362     3476 SH       SOLE                                       3476
Int'l Flavors & Fragrances     COM              459506101    10067   287863 SH       SOLE                                     287863
International Paper            COM              460146103     7243   168396 SH       SOLE                                     168396
Merck & Company                COM              589331107      288     5000 SH       SOLE                                       5000
Neiman Marcus Cl A             COM              640204202     6113   177450 SH       SOLE                                     177450
Nordstrom, Inc.                COM              655664100     8846   361075 SH       SOLE                                     361075
Nucor Corp.                    COM              670346105     9080   141350 SH       SOLE                                     141350
Nuveen Quality Income Muni Fun COM              670977107      449    32527 SH       SOLE                                      32527
Philip Morris                  COM              718154107      506     9600 SH       SOLE                                       9600
Phillips Petroleum             COM              718507106     7635   121575 SH       SOLE                                     121575
Republic Services, Inc.        COM              760759100     6750   361350 SH       SOLE                                     361350
Sony Corporation               COM              835699307     7263   140475 SH       SOLE                                     140475
Union Pacific                  COM              907818108     5574    89700 SH       SOLE                                      89700
Wachovia Corp.                 COM              929771103     2471    66631 SH       SOLE                                      66631
Walt Disney                    COM              254687106     3575   154899 SH       SOLE                                     154899
Evergreen VA Muni Fund                                         138 13605.442SH       SOLE                                  13605.442